JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.6%
Aerospace & Defense — 0.1%
ATI, Inc.
5.88%, 12/1/2027	807	808
7.25%, 8/15/2030	215	227
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,390	1,394
8.75%, 11/15/2030 (a)	270	291
ICITII 6.00%, 1/31/2033 ‡ (a)	290	136
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	359	377
TransDigm, Inc.
6.38%, 3/1/2029 (a)	1,389	1,431
6.63%, 3/1/2032 (a)	348	362
		5,026
Automobile Components — 0.1%
Adient Global Holdings Ltd. 7.50%, 2/15/2033 (a)	945	978
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	940	954
Clarios Global LP
6.75%, 5/15/2028 (a)	765	785
6.75%, 9/15/2032 (a)	415	427
Dana, Inc.
5.63%, 6/15/2028	425	425
4.50%, 2/15/2032	265	260
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	495	481
5.25%, 7/15/2031	1,500	1,417
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,214
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	888
		7,829
Automobiles — 0.4%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,143
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,542
5.30%, 6/24/2029 (a)	3,440	3,543
5.30%, 1/8/2030 (a)	9,850	10,158
		25,386
Banks — 14.2%
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	16,690	17,755
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	11,010	11,384
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,589
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	15,694
5.59%, 8/8/2028	15,200	15,768
6.61%, 11/7/2028	4,600	4,910
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	11,420	11,431
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	11,645

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,984
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	16,635	16,862
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	9,680	10,119
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (b)	7,000	7,261
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	18,405
Bank of Nova Scotia (The) (Canada)
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	8,645	8,691
(SOFR + 1.09%), 4.34%, 9/15/2031 (b)	13,760	13,742
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	18,860	19,058
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	20,445	20,064
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,844
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	10,065	10,368
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (b)	7,750	7,931
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	3,080	3,086
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	13,505	14,016
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (b)	6,125	6,313
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,990	16,294
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (b)	5,719	5,955
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	12,645	13,116
(SOFRINDX + 1.17%), 4.58%, 9/8/2031 (b)	8,280	8,354
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	8,686
(SOFR + 1.36%), 5.17%, 2/13/2030 (b)	7,775	7,998
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	19,165	19,340
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	13,060	13,385
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,548
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (b)	2,550	2,617
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	9,310	9,500
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (b)	10,520	10,847
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	3,170	3,305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	4,615	4,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (a) (b)	13,600	13,585
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.38%, 11/4/2031 (a) (b)	11,980	11,967
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	8,075	8,378
4.57%, 8/26/2030 (a)	8,235	8,321

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.46%), 5.55%, 3/4/2030 (b)	9,570	9,940
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	5,895	6,098
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	3,655	3,756
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	10,640	11,001
(SOFR + 1.19%), 4.62%, 11/6/2031 (b)	6,255	6,296
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	6,303
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	13,760	14,212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (a) (b)	14,715	14,704
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	21,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 4.43%, 11/4/2031 (b)	7,025	7,039
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	11,650
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (b)	11,835	12,263
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	13,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (b)	9,660	9,961
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (b)	13,295	13,493
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (b)	14,930	15,012
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,625
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	9,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	8,025	8,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (b)	5,135	5,286
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,420
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (b)	12,050	12,175
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	15,470
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (b)	16,115	16,688
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	5,470	5,608
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	4,950	5,060
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	12,115	12,500
(SOFR + 1.19%), 4.66%, 7/8/2031 (b)	12,930	13,125
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,350
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	6,900	7,122
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,346
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	12,667
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	14,415	14,940
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	5,640	5,972

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	3,290	3,419
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	11,815	12,236
		833,371
Beverages — 0.2%
Constellation Brands, Inc. 4.80%, 5/1/2030	9,105	9,270
Biotechnology — 0.1%
Biogen, Inc. 5.05%, 1/15/2031	7,425	7,683
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	350	329
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (c)	787	750
9.75%, 10/1/2027 (a)	88	88
Wayfair LLC 7.25%, 10/31/2029 (a)	945	983
		2,150
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	2,105	2,001
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	1,900	1,969
Griffon Corp. 5.75%, 3/1/2028	827	828
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	734
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	725	748
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,060	1,083
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,075	2,155
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	675	676
8.88%, 11/15/2031 (a)	585	621
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	950	980
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,148	1,145
		12,940
Capital Markets — 3.2%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	650	615
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	1,915	1,880
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	8,360	8,934
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	12,190	12,528
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	12,547
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	28,528
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	6,375	6,549
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	4,000	4,066
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,660
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	10,100
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	7,750	7,743
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	18,099

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,977
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,850
(SOFR + 1.38%), 4.99%, 4/12/2029 (b)	5,730	5,844
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	5,825	5,988
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	5,145	5,325
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,805
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,851
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,524
Voya Global Funding 4.60%, 11/24/2030 (a)	5,880	5,929
		186,342
Chemicals — 0.2%
Avient Corp. 7.13%, 8/1/2030 (a)	780	805
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	905	874
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	4,000	1,420
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,576	1,530
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	978
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,275	1,144
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	1,093	1,097
8.50%, 11/15/2028 (a)	555	581
9.00%, 2/15/2030 (a)	445	476
OCP SA (Morocco) 6.70%, 3/1/2036 (a)	340	363
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,691	1,656
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	305	307
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	596	590
5.63%, 8/15/2029 (a)	547	515
		12,336
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	943
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	800	775
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	910	910
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	670	649
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	977	958
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,412
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	431	432
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	880	908
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,295	1,359
		8,346
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	905	907
4.75%, 9/1/2029 (a)	386	385
		1,292

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	740	602
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	607
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,335
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,344
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	836
		4,724
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	555	584
Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,929
American Express Co.
(SOFR + 0.81%), 4.35%, 7/20/2029 (b)	13,375	13,484
(SOFR + 1.44%), 5.02%, 4/25/2031 (b)	7,270	7,513
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,004
5.75%, 3/1/2029 (a)	11,575	11,979
5.38%, 5/30/2030 (a)	5,000	5,132
4.90%, 10/10/2030 (a)	10,110	10,176
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	20,420
OneMain Finance Corp.
7.13%, 3/15/2026	285	287
6.63%, 5/15/2029	1,310	1,356
		86,280
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,956	2,954
5.88%, 2/15/2028 (a)	505	506
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	830	830
6.13%, 9/15/2032 (a)	220	226
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (e)	1,022	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (e)	107	— (f)
Series B, 15.00%, 8/30/2031 ‡ (e)	146	— (f)
Series A, 15.00%, 8/30/2031 ‡ (e)	309	— (f)
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (e)	287	— (f)
		4,516
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,850	8,056
Ardagh Group SA
9.50%, 12/1/2030 (a)	522	563
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (g)	810	730
Ball Corp.
6.00%, 6/15/2029	700	721
3.13%, 9/15/2031	660	606

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,891
6.38%, 7/15/2032 (a)	610	620
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,235	1,191
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,260	1,262
TriMas Corp. 4.13%, 4/15/2029 (a)	370	363
		17,003
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	460	482
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	575	589
		1,071
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	325	326
3.38%, 8/15/2030	705	661
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	615	648
		1,635
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	602
Altice France SA (France) 6.88%, 7/15/2032 (a)	922	899
CCO Holdings LLC
5.13%, 5/1/2027 (a)	825	824
4.75%, 3/1/2030 (a)	5,310	5,058
4.25%, 2/1/2031 (a)	6,421	5,915
4.75%, 2/1/2032 (a)	675	620
4.50%, 6/1/2033 (a)	609	535
Cipher Compute LLC 7.13%, 11/15/2030 (a)	305	310
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	594
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	584	585
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	765	779
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	690	682
4.13%, 4/15/2030 (a)	1,234	1,223
WULF Compute LLC 7.75%, 10/15/2030 (a)	610	631
		19,257
Electric Utilities — 1.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,500	1,598
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	7,480	7,690
4.38%, 9/30/2030 (a)	10,245	10,231
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	3,200	2,972
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,492
FirstEnergy Transmission LLC 4.55%, 1/15/2030	8,530	8,638
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,418

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
5.75%, 1/15/2028	1,535	1,539
5.25%, 6/15/2029 (a)	475	477
6.00%, 2/1/2033 (a)	800	817
PG&E Corp. 5.00%, 7/1/2028	759	753
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	2,510	2,586
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	632	651
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,201
4.60%, 10/15/2030 (a)	2,520	2,515
7.75%, 10/15/2031 (a)	1,355	1,439
		58,017
Electrical Equipment — 0.0% ^
Sensata Technologies BV 5.88%, 9/1/2030 (a)	460	466
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,365	1,353
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	510	497
6.63%, 7/15/2032 (a)	1,060	1,108
		2,958
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	290	299
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	530
Transocean International Ltd. 8.75%, 2/15/2030 (a)	140	145
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	587	603
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	981	1,066
		2,643
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	780	778
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,960	1,957
		2,735
Financial Services — 1.4%
Block, Inc.
5.63%, 8/15/2030 (a)	210	214
6.50%, 5/15/2032	1,240	1,296
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	980	1,041
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	3,932	3,932
Class B, 0.00%, 8/17/2027 ‡	4,850	4,850
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	3,500	3,510
Equitable America Global Funding 4.95%, 6/9/2030 (a)	10,105	10,313
Global Payments, Inc. 4.88%, 11/15/2030	18,345	18,388
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	13,625	13,891
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (b)	7,285	7,360

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
5.13%, 7/29/2029 (a)	7,650	7,894
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	888	960
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	635	659
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	897
3.63%, 3/1/2029 (a)	651	629
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	950	987
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	1,804	1,804
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,803	1,803
		80,428
Food Products — 0.4%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	14,555	14,430
4.90%, 4/21/2027	3,820	3,861
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (d)	1,300	1,390
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	1,094	1,066
6.25%, 2/15/2032 (a)	330	341
		21,088
Gas Utilities — 0.0% ^
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	550	532
Ground Transportation — 0.1%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,149	1,147
5.38%, 3/1/2029 (a)	110	106
8.25%, 1/15/2030 (a)	560	577
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,894
Transnet (South Africa) 8.25%, 2/6/2028 (d)	2,000	2,120
XPO, Inc.
6.25%, 6/1/2028 (a)	325	332
7.13%, 6/1/2031 (a)	690	722
		6,898
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,070	1,060
Medline Borrower LP
3.88%, 4/1/2029 (a)	716	695
6.25%, 4/1/2029 (a)	1,160	1,200
5.25%, 10/1/2029 (a)	937	939
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	8,500	8,766
		12,660
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	971	962
5.00%, 4/15/2029 (a)	110	107
Cardinal Health, Inc. 4.50%, 9/15/2030	6,295	6,360

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,230
Community Health Systems, Inc. 4.75%, 2/15/2031 (a)	1,040	930
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,360	1,319
Encompass Health Corp. 4.75%, 2/1/2030	1,185	1,181
HCA, Inc.
5.20%, 6/1/2028	10,840	11,116
5.25%, 3/1/2030	6,535	6,767
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	935	661
Tenet Healthcare Corp.
4.63%, 6/15/2028	500	500
4.25%, 6/1/2029	863	846
6.13%, 6/15/2030	1,325	1,354
		39,333
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 10/15/2026 (a)	200	200
6.25%, 6/1/2032 (a)	2,020	2,113
		2,313
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	1,044	1,041
7.25%, 7/15/2028 (a)	475	490
6.50%, 4/1/2032 (a)	1,480	1,534
		3,065
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	404	399
Acushnet Co. 5.63%, 12/1/2033 (a)	460	464
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	830
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,595	1,509
7.00%, 2/15/2030 (a)	780	807
6.50%, 2/15/2032 (a)	616	627
Carnival Corp. 6.13%, 2/15/2033 (a)	2,230	2,297
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,587
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,130	1,096
4.00%, 5/1/2031 (a)	1,346	1,286
5.88%, 3/15/2033 (a)	1,520	1,567
MGM Resorts International
6.13%, 9/15/2029	1,720	1,758
6.50%, 4/15/2032	480	493
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	204
6.25%, 3/15/2032 (a)	465	481
6.00%, 2/1/2033 (a)	1,205	1,241

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.
5.25%, 7/15/2029	920	853
6.63%, 5/1/2032 (a)	950	948
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,415	1,400
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	715	743
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,380	1,387
6.25%, 3/15/2033 (a)	920	941
		25,918
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	7,985	8,245
Newell Brands, Inc.
6.38%, 9/15/2027	530	530
6.63%, 5/15/2032	1,355	1,276
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,252	1,219
		11,270
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	1,009
4.13%, 4/30/2031 (a)	355	335
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	945	934
4.38%, 3/31/2029 (a)	324	308
		2,586
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	580	579
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,791
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,156
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,781
		10,307
Insurance — 0.8%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	920	937
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,908
5.03%, 7/17/2030 (a)	17,650	17,861
CNO Global Funding 4.95%, 9/9/2029 (a)	8,500	8,665
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,915
HUB International Ltd. 7.25%, 6/15/2030 (a)	1,000	1,048
		45,334
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	495	510
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	555	547

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	568
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,145	1,193
Esab Corp. 6.25%, 4/15/2029 (a)	430	443
Hillenbrand, Inc. 6.25%, 2/15/2029	1,035	1,060
Terex Corp. 6.25%, 10/15/2032 (a)	385	393
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	989
		4,078
Marine Transportation — 0.0% ^
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	1,000	1,046
Media — 0.4%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	352	352
7.13%, 2/15/2031 (a)	870	905
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,118
DISH DBS Corp.
7.75%, 7/1/2026	950	930
5.25%, 12/1/2026 (a)	2,380	2,325
5.75%, 12/1/2028 (a)	1,045	1,010
Gray Media, Inc.
10.50%, 7/15/2029 (a)	305	329
5.38%, 11/15/2031 (a)	1,068	803
7.25%, 8/15/2033 (a)	400	401
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,544	1,429
7.75%, 8/15/2030 (a)	53	45
Lamar Media Corp. 4.00%, 2/15/2030	845	817
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	845	846
4.75%, 11/1/2028 (a)	1,495	1,483
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,160	1,127
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	437
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	460	479
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	4,000	3,899
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,358	1,320
TEGNA, Inc.
4.63%, 3/15/2028	577	570
5.00%, 9/15/2029	1,011	1,002
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,495	1,517
		23,144
Metals & Mining — 0.1%
Alumina Pty. Ltd. 6.38%, 9/15/2032 (a)	585	609
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	480	469
6.88%, 11/1/2029 (a)	750	772

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	258	258
Novelis Corp. 4.75%, 1/30/2030 (a)	1,105	1,062
		3,170
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	5,104
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	4,057
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,205	1,277
		10,438
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,313
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	1,602	1,607
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	686
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	260	266
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	490	517
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	745	777
Buckeye Partners LP 6.88%, 7/1/2029 (a)	990	1,031
Chord Energy Corp. 6.75%, 3/15/2033 (a)	370	382
Civitas Resources, Inc.
8.63%, 11/1/2030 (a)	730	765
8.75%, 7/1/2031 (a)	383	399
9.63%, 6/15/2033 (a)	85	92
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	961	964
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,027	1,062
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,444
Ecopetrol SA (Colombia) 8.63%, 1/19/2029	820	881
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,169
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,590
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	523	540
8.63%, 6/25/2033 (a)	1,070	1,093
Genesis Energy LP 7.75%, 2/1/2028	675	679
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,462	1,445
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	733
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	610	634
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	1,080	1,098
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	975	958
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	490	517
Kinder Morgan, Inc. 5.15%, 6/1/2030	3,000	3,109
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,120	1,129
Matador Resources Co.
6.88%, 4/15/2028 (a)	320	328
6.50%, 4/15/2032 (a)	930	944
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	1,130	1,147
MPLX LP 4.80%, 2/15/2031	18,640	18,878

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	277	285
8.38%, 2/15/2032 (a)	277	287
NuStar Logistics LP
5.63%, 4/28/2027	1,110	1,121
6.38%, 10/1/2030	187	196
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	694
5.88%, 7/1/2029 (a)	1,060	1,063
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	2,325	2,243
Petroleos Mexicanos (Mexico)
8.75%, 6/2/2029	1,000	1,070
6.84%, 1/23/2030	4,485	4,541
6.70%, 2/16/2032	6,050	5,995
10.00%, 2/7/2033	6,000	6,925
Range Resources Corp. 4.75%, 2/15/2030 (a)	745	735
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	600	600
SM Energy Co. 6.63%, 1/15/2027	740	741
Sunoco LP
4.50%, 5/15/2029	1,369	1,342
7.25%, 5/1/2032 (a)	615	649
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	580	580
6.00%, 12/31/2030 (a)	1,385	1,380
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (d)	1,000	947
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,310	1,232
Venture Global LNG, Inc. 9.50%, 2/1/2029 (a)	1,675	1,767
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	1,165	1,205
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	868
		86,330
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	487	488
5.75%, 4/20/2029 (a)	2,565	2,595
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	925	914
United Airlines, Inc.
4.38%, 4/15/2026 (a)	776	775
4.63%, 4/15/2029 (a)	635	632
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	720	746
		6,150
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,187	1,184
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	640	625
		1,809

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	1,273	1,152
Organon & Co. 5.13%, 4/30/2031 (a)	537	450
		1,602
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	990	952
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	7,910	8,080
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	305	310
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,177
Broadcom, Inc. 4.60%, 7/15/2030	12,635	12,876
Entegris, Inc.
4.38%, 4/15/2028 (a)	540	535
5.95%, 6/15/2030 (a)	1,630	1,669
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	6,175	6,493
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	500	515
Marvell Technology, Inc. 4.75%, 7/15/2030	15,315	15,543
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	660	643
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	1,070	1,098
		40,859
Software — 0.1%
Elastic NV 4.13%, 7/15/2029 (a)	605	584
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	700	690
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	655	650
5.13%, 4/15/2029 (a)	527	522
RingCentral, Inc. 8.50%, 8/15/2030 (a)	795	846
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	415	415
6.50%, 6/1/2032 (a)	1,620	1,686
		5,393
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	759	756
5.00%, 7/15/2028 (a)	810	806
		1,562
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	525	522
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	431
7.50%, 6/15/2029	895	910
6.63%, 10/1/2030 (a)	570	579
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (e)	101	— (f)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,110	1,053

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	546	535
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	299	299
3.88%, 6/1/2029 (a)	550	530
Penske Automotive Group, Inc. 3.75%, 6/15/2029	560	541
PetSmart LLC 7.50%, 9/15/2032 (a)	500	504
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,095	1,071
Staples, Inc.
10.75%, 9/1/2029 (a)	355	349
12.75%, 1/15/2030 (a)	429	338
		7,662
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	334	355
4.13%, 1/15/2031 (a)	1,060	1,006
8.50%, 7/15/2031 (a)	81	86
		1,447
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	870	870
7.00%, 6/15/2030 (a)	220	231
Imola Merger Corp. 4.75%, 5/15/2029 (a)	945	934
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	485	507
United Rentals North America, Inc.
5.25%, 1/15/2030	550	557
3.75%, 1/15/2032	1,095	1,029
6.13%, 3/15/2034 (a)	1,290	1,347
WESCO Distribution, Inc.
6.63%, 3/15/2032 (a)	885	928
6.38%, 3/15/2033 (a)	1,250	1,307
		7,710
Wireless Telecommunication Services — 0.1%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	706
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	1,639	1,673
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	586	511
		2,890
Total Corporate Bonds (Cost $1,777,006)		1,795,852
Asset-Backed Securities — 22.8%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,801	1,690
Affirm Asset Securitization Trust Series 2025-X2, Class B, 4.56%, 10/15/2030 (a)	900	901
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,019
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	4,000	4,137
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,136

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	5,500	5,559
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	7,500	7,551
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,376
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,623
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	1,800	1,881
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	4,000	4,108
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	4,999	5,024
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	8,537	8,561
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	548
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,627
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,352
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,778
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	6,056
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,471
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (a)	2,000	1,885
Series 2025-SFR2, Class B, 4.28%, 11/17/2042 (a)	5,000	4,896
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (a)	3,124	3,012
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,186
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	10,523	10,541
Series 2025-A, Class D, 5.33%, 4/20/2035 (a)	2,475	2,488
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	6,816	6,952
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	331	314
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	2,043
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.20%, 4/22/2031 (a) (g)	223	223
Avis Budget Rental Car Funding AESOP LLC
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,715
Series 2022-4A, Class B, 5.46%, 2/20/2029 (a)	7,250	7,388
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,527
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,077
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,219
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,231
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.33%, 10/17/2032 (a) (g)	10,250	10,254
Barings CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.40%, 7/15/2034 (a) (g)	8,250	8,245
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,531
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	3,099	3,065
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	431	429
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	6,635	6,308
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,028
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,779
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,545
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,455
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	4,500	4,621
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000	5,053
Series 2025-3, Class C, 4.81%, 5/15/2031	8,400	8,450

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	4,600	4,706
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	3,166	3,265
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,360	2,360
BXMT Ltd.
Series 2021-FL4, Class A, 5.13%, 5/15/2038 (a) (g)	1,793	1,790
Series 2021-FL4, Class C, 5.83%, 5/15/2038 (a) (g)	1,750	1,697
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-4A, Class A2R3, 5.13%, 7/20/2032 (a) (g)	2,000	1,999
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.48%, 10/20/2034 (a) (g)	13,000	13,016
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.43%, 4/20/2032 (a) (g)	6,222	6,227
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,129
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,784
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,803
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,215
Series 2024-N3, Class C, 4.90%, 12/10/2030 (a)	4,500	4,535
Series 2024-P4, Class B, 5.00%, 2/10/2031	8,900	9,078
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (g)	2,482	2,393
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	1,287	792
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (g)	826	799
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,420
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.32%, 10/21/2031 (a) (g)	10,435	10,414
Consumer Portfolio Services Auto Trust
Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	11,000	11,110
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	11,060	11,148
Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	4,333	4,343
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	1,192	1,191
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	5,696	5,665
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,627
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	14,220	14,320
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,270
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,632
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,083
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,362
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,253
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,595
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,321
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,066
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,563
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,074
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	8,142	8,329
Series 2025-2A, Class B, 4.87%, 1/15/2036 (a)	7,085	7,141
Series 2025-2A, Class C, 5.38%, 3/17/2036 (a)	6,765	6,837
Crossroads Asset Trust Series 2025-A, Class B, 5.20%, 2/20/2032 (a)	1,500	1,516
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,285	5,324
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	7,920	8,031

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,800
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,277
Series 2025-2, Class C, 4.39%, 9/15/2032	4,665	4,662
Series 2025-1, Class D, 5.41%, 9/15/2032	4,000	4,055
Series 2025-2, Class D, 4.90%, 12/15/2032	4,365	4,342
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,951	4,677
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.48%, 7/17/2034 (a) (g)	15,000	15,005
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.38%, 4/20/2034 (a) (g)	10,000	9,999
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	6,623	6,582
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	4,402	4,366
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	5,200	5,193
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	2,800	2,971
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	2,800	2,971
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,191	1,141
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	3,765	3,740
Series 2021-4A, Class D, 1.96%, 1/17/2028	4,790	4,766
Series 2025-4A, Class C, 4.57%, 6/16/2031	2,355	2,362
Series 2025-3A, Class D, 5.57%, 10/15/2031	11,250	11,485
Series 2025-4A, Class D, 5.23%, 1/15/2032	10,770	10,831
Series 2025-5A, Class D, 5.16%, 3/15/2032	4,200	4,226
Exeter Select Automobile Receivables Trust Series 2025-3, Class C, 5.00%, 3/15/2032	5,226	5,291
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	3,415	3,404
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,326
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,941
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,860
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,599
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	2,111
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,000	5,834
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000	2,906
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	4,517	4,302
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	2,252	2,261
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	4,985	5,016
Series 2025-2A, Class B, 4.94%, 4/15/2052 (a)	4,080	4,107
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	4,820	4,832
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,600
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,658
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	2,819	2,801
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	6,500	6,554
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,031
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	3,000	3,034
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	5,750	5,833

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-3A, Class D, 5.16%, 6/16/2031 (a)	6,000	6,002
Series 2025-4A, Class C, 4.74%, 8/15/2031 (a)	6,215	6,244
GLS Auto Select Receivables Trust
Series 2024-3A, Class B, 5.64%, 8/15/2030 (a)	1,200	1,229
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,000	1,022
Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,524
Series 2025-3A, Class C, 4.94%, 9/15/2031 (a)	1,750	1,759
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	2,078	2,035
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	10,500	10,522
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,024
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A3, 5.15%, 10/27/2059 (a)	1,000	1,019
Series 2025-2A, Class A3, 5.02%, 6/25/2060 (a)	3,065	3,114
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	7,836	7,902
Hertz Vehicle Financing III LLC Series 2025-4A, Class C, 6.48%, 12/25/2031 (a)	4,500	4,606
Hertz Vehicle Financing LLC
Series 2025-1A, Class C, 6.03%, 9/25/2029 (a)	2,000	2,032
Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	5,000	5,073
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	6,000	5,885
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	4,525	4,600
Series 2024-3A, Class B, 5.27%, 8/27/2040 (a)	1,844	1,869
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	2,226	2,259
Series 2025-1A, Class C, 5.52%, 5/27/2042 (a)	3,948	4,014
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	3,225	3,244
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	1,643	1,659
HINNT LLC Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	706	718
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,595	9,338
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	5,840	5,492
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	449	421
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B2, 5.45%, 10/20/2032 (a) (g)	2,116	2,122
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	18,383	18,497
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	4,000	4,059
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (a)	6,000	6,000
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.33%, 7/20/2031 (a) (g)	7,098	7,071
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	241	241
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	7,416	7,276
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,633
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,290
Series 2024-1A, Class B, 5.88%, 6/21/2032 (a)	3,150	3,196
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	2,014
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	19,125	19,299
Series 2025-3A, Class A, 4.51%, 5/20/2035 (a)	4,195	4,197
Series 2025-3A, Class C, 5.04%, 5/20/2035 (a)	1,820	1,817
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.33%, 10/19/2034 (a) (g)	7,000	6,988

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 5.32%, 1/25/2032 (a) (g)	823	824
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,563
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,264
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,761
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,500	3,401
Series 2025-AA, Class A, 4.98%, 5/20/2038 (a)	5,000	5,068
Series 2025-BA, Class C, 5.19%, 11/22/2038 (a)	3,750	3,770
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,565	1,573
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,309
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,776
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	1,751	1,765
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 4.87%, 8/25/2034 (g)	59	59
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,168	1,187
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	834	852
Series 2025-2A, Class C, 4.97%, 10/20/2044 (a)	7,100	7,130
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.40%, 4/15/2034 (a) (g)	8,860	8,871
Series 2021-42A, Class BR, 5.29%, 7/16/2036 (a) (g)	10,250	10,248
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,660
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (a)	4,586	4,605
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	3,701	3,769
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,886	1,851
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.11%, 1/16/2037 (a) (g)	3,500	3,497
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,735
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,785
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	1,125	1,103
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	584	573
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,684	1,653
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	9,700	9,700
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	4,347	4,345
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	3,500	3,501
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	8,250	8,238
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	5,000	4,981
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2024-3A, Class A2, 5.51%, 8/8/2032 (a) (g)	8,561	8,569
Series 2025-1A, Class A2, 5.05%, 2/15/2033 (a) (g)	10,250	10,172
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,294
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	973	1,004
PRET LLC Series 2021-RN4, Class A1, 6.49%, 10/25/2051 (a) (g)	2,758	2,761
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,148
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,374
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	2,001

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,244
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	2,992	2,804
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	13,085	12,231
Series 2025-SFR6, Class B, 4.00%, 9/17/2042 (a) (i)	11,050	10,647
Series 2025-SFR6, Class D, 4.00%, 9/17/2042 (a) (i)	7,812	7,380
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (a)	2,000	1,919
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (a)	3,150	3,000
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	753
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,713
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	3,971	4,050
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	1,902	1,902
Reach ABS Trust
Series 2025-2A, Class A, 4.93%, 8/18/2032 (a)	8,951	8,985
Series 2025-2A, Class B, 5.12%, 8/18/2032 (a)	3,500	3,535
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	877	872
Series 2024-A, Class B, 6.47%, 8/20/2032 (a)	2,889	2,956
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,640
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.45%, 1/15/2036 (a) (g)	9,345	9,328
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	4,415	4,472
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	5,753	5,824
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	3,460	3,478
Series 2024-B, Class D, 5.48%, 1/18/2033 (a)	2,768	2,783
Series 2023-B, Class C, 5.93%, 12/15/2033 (a)	4,182	4,236
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,050
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,076
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,151
Series 2024-2, Class D, 6.28%, 8/15/2031	5,000	5,145
Series 2025-3, Class C, 4.68%, 9/15/2031	10,890	10,969
Series 2025-3, Class D, 5.11%, 9/15/2031	6,000	6,031
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,089
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,432
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,923
Series 2025-4, Class B, 4.27%, 1/15/2032	4,535	4,546
Series 2025-4, Class D, 4.95%, 1/15/2032	2,763	2,774
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,930
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,659
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,226
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,829
Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	3,283	3,385
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	6,475	6,489
Series 2025-2A, Class C, 4.82%, 6/20/2036 (a)	4,250	4,274
Series 2025-2A, Class D, 5.33%, 6/20/2036 (a)	990	989

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	1,365	1,372
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	160	160
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	143	142
Series 2021-2A, Class A, 1.35%, 9/20/2038 (a)	162	161
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,816	2,840
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,131	1,144
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	2,392	2,408
Series 2025-2A, Class B, 4.93%, 4/20/2044 (a)	1,126	1,132
Series 2025-2A, Class C, 5.32%, 4/20/2044 (a)	1,592	1,600
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	1,791	1,803
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	1,369	1,374
Series 2025-3A, Class C, 4.98%, 8/22/2044 (a)	932	934
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class C, 5.08%, 8/20/2029 (a)	4,000	4,053
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	1,586	1,550
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	2,540	2,645
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,590	1,613
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 5.60%, 10/15/2031 (a) (g)	5,822	5,825
Series 2018-20A, Class BR2, 5.44%, 1/16/2032 (a) (g)	9,350	9,356
Series 2019-21A, Class BR2, 5.25%, 7/15/2032 (a) (g)	13,000	12,938
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class BR2, 5.24%, 7/29/2035 (a) (g)	15,000	14,992
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,705
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (a)	4,400	4,409
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	657	661
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	12,511	12,511
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 (a)	6,073	6,109
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.28%, 4/20/2032 (a) (g)	5,422	5,424
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,828	3,899
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	277	278
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,403
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	2,750	2,771
VFI ABS LLC
Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	143	143
Series 2025-1A, Class A, 4.78%, 6/24/2030 (a)	4,739	4,756
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (h)	1,172	1,171
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (h)	114	113
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (h)	1,521	1,522
VOLT CV LLC Series 2021-CF2, Class A1, 6.49%, 11/27/2051 (a) (h)	3,967	3,969
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (a) (h)	2,074	2,076
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (h)	600	600
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.45%, 4/19/2031 (a) (g)	8,000	8,007
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,191	2,227
Western Funding Auto Loan Trust
Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	1,400	1,411

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1, Class C, 5.34%, 11/15/2035 (a)	8,000	8,115
Series 2025-1, Class D, 5.79%, 1/15/2036 (a)	1,515	1,536
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	2,249	2,286
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,015	2,048
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,068
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	7,000	7,125
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	12,800	12,836
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 5.10%, 1/20/2035 (a) (g)	15,000	14,992
Wingspire Equipment Finance LLC
Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,011
Series 2025-1A, Class A2, 4.33%, 9/20/2033 (a)	1,015	1,016
Total Asset-Backed Securities (Cost $1,335,915)		1,341,838
Collateralized Mortgage Obligations — 14.0%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	6,385	6,440
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	108	95
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (h)	6,000	6,020
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (g)	140	139
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (g)	1,060	1,001
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (g)	43	42
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (g)	104	102
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (g)	3,941	3,892
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (a)	9,235	9,032
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (h)	11,000	11,092
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (g)	2,000	1,964
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	465	297
Series 2006-HYB2, Class 2A1B, 4.55%, 4/20/2036 (g)	64	58
CIM Trust Series 2019-INV2, Class A11, 5.14%, 5/25/2049 (a) (g)	56	54
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M2, 5.72%, 12/25/2041 (a) (g)	9,450	9,488
Series 2025-R06, Class 1M1, 5.02%, 9/25/2045 (a) (g)	6,284	6,276
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (h)	2,000	2,018
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	677	622
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.57%, 10/25/2047 (g)	557	437
FHLMC, REMIC
Series 5394, Class AV, 5.50%, 1/25/2035	5,871	5,943
Series 3036, Class NE, 5.00%, 9/15/2035	62	64
Series 5510, Class GV, 5.50%, 12/25/2035	13,384	13,758
Series 5516, Class DV, 6.00%, 12/25/2035	9,189	9,570
Series 5530, Class V, 5.50%, 2/25/2036	15,536	16,097
Series 3294, Class NE, 5.50%, 3/15/2037	137	144
Series 3878, Class PL, 4.50%, 11/15/2040	6,976	7,071

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4012, Class GS, IF, IO, 2.24%, 3/15/2042 (g)	3,465	547
Series 4338, Class SA, IF, IO, 1.74%, 5/15/2044 (g)	3,108	375
Series 4477, Class SA, IF, IO, 1.89%, 5/15/2045 (g)	3,110	383
Series 4505, Class SA, IF, IO, 1.89%, 8/15/2045 (g)	2,647	311
Series 4681, Class SD, IF, IO, 1.89%, 5/15/2047 (g)	243	31
Series 4925, Class SH, IF, IO, 1.91%, 10/25/2049 (g)	5,687	601
Series 4954, Class SB, IF, IO, 1.86%, 2/25/2050 (g)	5,974	738
Series 5021, Class MI, IO, 3.00%, 10/25/2050	19,956	3,453
Series 5551, Class BA, 5.00%, 10/25/2051	35,692	35,666
Series 5564, Class BA, 5.00%, 12/25/2051	61,205	61,483
Series 5537, Class CA, 5.00%, 2/25/2052	2,834	2,850
Series 5531, Class DA, 5.00%, 3/25/2052	19,200	19,340
Series 5577, Class A, 5.00%, 4/25/2052	10,288	10,369
Series 5558, Class DA, 5.00%, 7/25/2052	15,308	15,344
Series 4632, Class MA, 4.00%, 8/15/2054	4,107	4,103
Series 4634, Class MD, 5.00%, 11/15/2054	5,817	5,852
Series 5470, Class FG, 5.27%, 11/25/2054 (g)	20,386	20,447
Series 5472, Class FE, 5.42%, 11/25/2054 (g)	22,769	22,909
Series 4630, Class MA, 4.00%, 1/15/2055	4,859	4,841
Series 4839, Class WS, IF, IO, 1.84%, 8/15/2056 (g)	10,553	1,581
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 1.74%, 8/15/2042 (g)	2,674	288
Series 342, Class S7, IF, IO, 1.85%, 2/15/2045 (g)	1,113	129
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	606	48
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,683	4,844
Series 2025-4, Class PV, 5.50%, 1/25/2036	4,940	5,110
Series 2025-27, Class BV, 5.50%, 3/25/2036	14,009	14,513
Series 2025-29, Class CV, 5.50%, 4/25/2036	11,789	12,187
Series 2025-56, Class BV, 5.50%, 7/25/2036	12,026	12,457
Series 2015-85, Class SA, IF, IO, 1.43%, 11/25/2045 (g)	2,592	248
Series 2016-74, Class GS, IF, IO, 1.81%, 10/25/2046 (g)	1,296	176
Series 2017-31, Class SG, IF, IO, 1.91%, 5/25/2047 (g)	6,498	803
Series 2024-27, Class CA, 5.50%, 12/25/2048	2,664	2,682
Series 2019-31, Class S, IF, IO, 1.86%, 7/25/2049 (g)	3,139	388
Series 2024-20, Class MA, 5.00%, 11/25/2049	21,806	21,923
Series 2025-58, Class CA, 5.00%, 9/25/2051	7,428	7,480
Series 2025-58, Class MA, 5.00%, 9/25/2051	13,888	13,990
Series 2025-22, Class BA, 5.00%, 11/25/2051	25,255	25,385
Series 2025-66, Class LA, 5.00%, 12/25/2051	20,163	20,269
Series 2025-62, Class CA, 5.50%, 1/25/2052	26,057	26,447
Series 2022-42, Class EA, 3.75%, 6/25/2052	45,625	44,513
Series 2022-43, Class P, 4.00%, 7/25/2052	7,829	7,719
Series 2025-51, Class A, 5.50%, 1/25/2053	45,994	46,826
Series 2024-67, Class FA, 5.24%, 9/25/2054 (g)	5,041	5,048
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	210	38
Series 2015-123, Class SE, IF, IO, 1.65%, 9/20/2045 (g)	3,291	349

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-108, Class SM, IF, IO, 2.03%, 8/20/2046 (g)	581	91
Series 2024-110, Class LC, 3.50%, 4/20/2048	25,571	25,115
Series 2018-139, Class SB, IF, IO, 2.08%, 10/20/2048 (g)	4,752	789
Series 2025-4, Class LA, 3.00%, 7/20/2051	16,049	15,292
Series 2024-184, Class BG, 3.50%, 10/20/2051	6,080	5,906
Series 2025-1, Class GC, 3.50%, 10/20/2051	29,069	28,244
Series 2024-1, Class KB, 2.50%, 12/20/2051	15,764	14,974
Series 2024-151, Class HB, 4.50%, 10/20/2052	31,264	31,005
Series 2025-65, Class FP, 5.10%, 4/20/2055 (g)	15,229	15,232
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (h)	8,309	8,130
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (h)	7,440	7,463
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	5,444	5,450
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	4,673	4,701
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (g)	2,500	2,516
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (h)	16,725	16,757
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (g)	5,000	5,031
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (h)	3,650	3,689
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	4,194	4,200
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	2,355	2,368
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,250	5,289
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (g)	3,041	2,734
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	5,253	5,315
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (g)	8,350	8,173
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	1,135	1,140
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.45%, 7/25/2046 (g)	804	574
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (h)	5,600	5,637
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.36%, 5/25/2035 (g)	40	40
Total Collateralized Mortgage Obligations (Cost $818,318)		822,655
U.S. Treasury Obligations — 14.0%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,017
4.25%, 3/15/2027	440	444
4.50%, 5/15/2027	46,550	47,166
3.25%, 6/30/2027	2,140	2,131
4.38%, 7/15/2027	19,470	19,724
3.75%, 8/15/2027	42,315	42,465
3.63%, 8/31/2027	61,554	61,653
3.38%, 9/15/2027	2,920	2,912
3.88%, 10/15/2027	3,315	3,336
4.13%, 10/31/2027	214	217
4.00%, 12/15/2027	3,625	3,660
3.50%, 1/31/2028	690	690
3.75%, 5/15/2028	635	639
3.88%, 6/15/2028	46,915	47,359

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 7/15/2028	215,760	217,816
3.63%, 8/15/2028	84,040	84,329
3.38%, 9/15/2028	99,790	99,478
4.63%, 9/30/2028	1,230	1,267
3.50%, 10/15/2028	171,070	171,070
3.88%, 6/30/2030	1,850	1,872
3.63%, 8/31/2030	10,560	10,571
3.63%, 9/30/2030	740	741
Total U.S. Treasury Obligations (Cost $817,823)		822,557
Mortgage-Backed Securities — 8.3%
FHLMC
Pool # 841360, ARM, 6.54%, 11/1/2046 (g)	13,754	14,267
Pool # 841368, ARM, 6.38%, 9/1/2047 (g)	3,952	4,073
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,089	1,080
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	20	19
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	130	130
FHLMC Gold Pools, Other Pool # WN5278, 4.25%, 2/1/2030	20,000	20,195
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,420	1,405
Pool # SB8184, 4.00%, 10/1/2037	7,670	7,566
FHLMC UMBS, 30 Year
Pool # SD8233, 5.00%, 7/1/2052	6,244	6,269
Pool # SD8342, 5.50%, 7/1/2053	25,576	25,977
Pool # RA9453, 6.00%, 7/1/2053	25,201	26,001
Pool # SD8343, 6.00%, 7/1/2053	37,149	38,111
Pool # SD4893, 6.00%, 2/1/2054	50,582	52,309
Pool # SD8402, 6.00%, 2/1/2054	20,896	21,416
Pool # SD7572, 6.50%, 5/1/2054	34,108	35,781
Pool # RJ1970, 6.00%, 7/1/2054	4,224	4,335
Pool # SD6636, 5.50%, 10/1/2054	15,675	16,032
Pool # SL0226, 6.00%, 2/1/2055	12,608	13,089
Pool # QZ2306, 5.50%, 9/1/2055	9,432	9,559
Pool # QZ4956, 5.50%, 10/1/2055	12,868	13,039
Pool # QZ5395, 5.50%, 10/1/2055	6,578	6,680
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	1,584	1,571
Pool # AL9552, 3.50%, 8/1/2031	129	128
Pool # AS9697, 3.50%, 5/1/2032	51	50
Pool # FM1156, 2.50%, 4/1/2033	3,791	3,674
Pool # FS2930, 4.00%, 9/1/2037	7,995	7,893
Pool # MA5558, 5.00%, 12/1/2039	14,436	14,603
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	94	92
Pool # MA1527, 3.00%, 8/1/2033	61	59
Pool # MA1921, 3.50%, 6/1/2034	3,410	3,342
Pool # FM3933, 3.00%, 6/1/2037	16,181	15,505
Pool # CA1791, 3.50%, 2/1/2038	6,157	6,018

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM3075, 3.50%, 11/1/2039	19,178	18,514
Pool # CA8310, 2.50%, 12/1/2040	11,136	10,117
FNMA UMBS, 30 Year
Pool # MA4842, 5.50%, 12/1/2052	6,578	6,699
Pool # MA5191, 6.00%, 11/1/2053	16,790	17,234
Pool # MA5216, 6.00%, 12/1/2053	26,510	27,203
Pool # MA5328, 6.00%, 4/1/2054	3,993	4,092
Pool # MA5445, 6.00%, 8/1/2054	2,656	2,720
Pool # DE9346, 5.50%, 9/1/2055	6,186	6,269
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	2,911	2,869
Pool # 787548, 5.50%, 9/20/2054	21,404	21,760
Total Mortgage-Backed Securities (Cost $483,933)		487,745
Commercial Mortgage-Backed Securities — 5.3%
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 5B13, 2.16%, 5/25/2052 ‡ (a) (g)	5,000	4,457
BX
Series 2021-MFM1, Class D, 5.57%, 1/15/2034 (a) (g)	1,400	1,399
Series 2021-MFM1, Class E, 6.32%, 1/15/2034 (a) (g)	1,782	1,781
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.65%, 2/15/2039 (a) (g)	708	708
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (g)	3,600	3,168
Series 2015-GC31, Class C, 3.81%, 6/10/2048 (g)	530	96
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.63%, 2/10/2047 (g)	1,536	1,498
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	1,938	1,849
Series 2014-UBS5, Class C, 4.89%, 9/10/2047 (g)	2,750	2,537
Series 2014-CR20, Class C, 4.82%, 11/10/2047 (g)	409	395
Series 2015-LC21, Class D, 4.42%, 7/10/2048 (g)	1,000	893
Series 2015-CR26, Class B, 4.76%, 10/10/2048 (g)	1,988	1,958
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (a) (g)	1,625	1,625
Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (g)	2,530	2,531
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (g)	4,725	4,726
DLIC Re-REMIC Trust Series 2025-FRR1, Class CK57, 1.27%, 8/27/2049 ‡ (a) (g)	4,500	4,314
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60%, 11/13/2042 (a) (g)	5,960	5,986
Series 2025-ELP, Class B, 4.85%, 11/13/2042 (a) (g)	3,050	3,063
Series 2025-ELP, Class C, 5.14%, 11/13/2042 (a) (g)	1,700	1,706
FHLMC MSCR Trust
Series 2025-MN12, Class M1, 5.83%, 11/25/2045 (a) (g)	10,500	10,500
Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (g)	178	178
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.18%, 7/25/2026 (g)	35,700	224
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (g)	24,531	240
Series K068, Class X1, IO, 0.41%, 8/25/2027 (g)	222,603	1,312
Series K739, Class X1, IO, 1.17%, 9/25/2027 (g)	59,699	856
Series K078, Class X1, IO, 0.22%, 6/25/2028 (g)	47,597	133

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K090, Class X3, IO, 2.31%, 10/25/2029 (g)	32,598	2,356
Series K112, Class X1, IO, 1.43%, 5/25/2030 (g)	24,528	1,305
Series Q012, Class X, IO, 3.98%, 9/25/2035 (g)	10,421	1,563
Series K061, Class X3, IO, 2.03%, 12/25/2044 (g)	2,745	53
Series K070, Class X3, IO, 2.11%, 12/25/2044 (g)	16,537	634
Series K072, Class X3, IO, 2.21%, 12/25/2045 (g)	1,200	51
Series K087, Class X3, IO, 2.35%, 1/25/2046 (g)	13,786	855
Series K097, Class X3, IO, 2.02%, 9/25/2046 (g)	20,477	1,370
Series K104, Class X3, IO, 1.89%, 2/25/2047 (g)	25,300	1,772
Series K088, Class X3, IO, 2.35%, 2/25/2047 (g)	9,575	652
Series K735, Class X3, IO, 2.16%, 5/25/2047 (g)	40,532	380
Series K093, Class X3, IO, 2.21%, 5/25/2047 (g)	50,000	3,432
Series K095, Class X3, IO, 2.17%, 8/25/2047 (g)	25,000	1,716
Series K736, Class X3, IO, 2.00%, 9/25/2047 (g)	50,000	588
Series K099, Class X3, IO, 2.02%, 10/25/2047 (g)	13,745	876
Series K105, Class X3, IO, 1.92%, 3/25/2048 (g)	40,058	3,001
Series K111, Class X3, IO, 3.18%, 4/25/2048 (g)	15,644	1,966
Series K110, Class X3, IO, 3.37%, 6/25/2048 (g)	15,544	1,996
Series K114, Class X3, IO, 2.74%, 8/25/2048 (g)	10,750	1,126
Series K115, Class X3, IO, 2.95%, 9/25/2048 (g)	21,273	2,449
Series K125, Class X3, IO, 2.65%, 2/25/2049 (g)	15,690	1,813
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (g)	46,251	2,712
Series 2020-M37, Class X, IO, 1.07%, 4/25/2032 (g)	63,608	2,201
FREMF Series 2018-KF46, Class B, 6.27%, 3/25/2028 (a) (g)	11	10
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.82%, 9/25/2024 (a) (g)	57	57
Series 2018-KF53, Class B, 6.37%, 10/25/2025 (g)	369	368
Series 2019-KF60, Class B, 6.67%, 2/25/2026 (a) (g)	631	628
Series 2019-KF62, Class B, 6.37%, 4/25/2026 (a) (g)	212	210
Series 2019-KC06, Class B, 3.97%, 9/25/2026 (a) (g)	7,600	7,421
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	96,728	212
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	7,520
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	62
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (g)	4,700	3,973
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (g)	7,500	6,187
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	4,100	2,807
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	67,682	245
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	4,100	16
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	6,910
Series 2019-K89, Class C, 4.44%, 1/25/2051 (a) (g)	6,000	5,944
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	5,397
Series 2019-K93, Class C, 4.26%, 5/25/2052 (a) (g)	8,652	8,510
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	6,149
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	5,380
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	80,470	292
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	70
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	5,190

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	81,612	302
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	65
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	5,886
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	67,663	84
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	26
Series 2021-K126, Class D, PO, 1/25/2054 (a)	9,500	6,285
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	97,878	383
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	25,000	105
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,388
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	4,200	3,954
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (g)	2,250	345
Series 2015-GC30, Class C, 4.14%, 5/10/2050 (g)	3,695	3,150
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.26%, 7/15/2048 (g)	7,732	6,147
Series 2015-C31, Class B, 4.69%, 8/15/2048 (g)	4,410	4,170
Series 2015-C31, Class C, 4.69%, 8/15/2048 (g)	3,360	2,622
Series 2016-C1, Class D1, 4.34%, 3/17/2049 (a) (g)	4,600	4,036
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (g)	3,725	3,013
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (g)	834	792
Life Mortgage Trust Series 2021-BMR, Class C, 5.17%, 3/15/2038 (a) (g)	299	298
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 5.67%, 4/15/2038 (a) (g)	1,800	1,799
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	3,087
Series 2015-C24, Class C, 4.07%, 5/15/2048 (g)	902	894
Series 2016-C31, Class B, 3.88%, 11/15/2049 (g)	2,577	2,462
Series 2015-C23, Class D, 4.34%, 7/15/2050 (a) (g)	2,000	1,940
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (g)	5,334	5,134
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (g)	18,659	1,214
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,107
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,980
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,447
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,126
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (g)	3,317	3,366
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (g)	3,462	3,519
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (a) (g)	310	309
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (a) (g)	220	220
PRM7 Trust
Series 2025-PRM7, Class A, 4.51%, 11/10/2042 (a) (g)	7,069	6,997
Series 2025-PRM7, Class B, 4.81%, 11/10/2042 (a) (g)	7,067	7,009
Series 2025-PRM7, Class D, 5.85%, 11/10/2042 (a) (g)	4,766	4,772
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,104
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	263

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 5.73%, 11/15/2036 (a) (g)	3,600	3,591
Series 2021-LIH, Class C, 6.03%, 11/15/2036 (a) (g)	2,200	2,193
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (g)	492	483
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	1,661	1,463
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	581
Series 2015-LC22, Class D, 4.87%, 9/15/2058 (g)	10,106	8,929
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (g)	29	28
Series 2014-C22, Class C, 3.75%, 9/15/2057 (g)	8,583	7,296
Series 2014-C22, Class D, 3.89%, 9/15/2057 (a) (g)	1,000	376
Series 2014-C22, Class B, 4.37%, 9/15/2057 (g)	3,000	2,730
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (g)	4,845	5,014
Series 2025-DC, Class B, 5.73%, 7/15/2040 (a) (g)	570	586
Series 2025-DC, Class C, 6.23%, 7/15/2040 (a) (g)	1,000	1,032
Total Commercial Mortgage-Backed Securities (Cost $327,289)		309,660
Foreign Government Securities — 1.1%
Arab Republic of Egypt
7.60%, 3/1/2029 (d)	4,550	4,775
8.63%, 2/4/2030 (d)	1,000	1,083
Argentine Republic
1.00%, 7/9/2029	708	617
4.12%, 7/9/2035 (h)	5,185	3,687
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,443
Commonwealth of the Bahamas
8.95%, 10/15/2032 (d)	1,000	1,109
8.25%, 6/24/2036 (a)	1,196	1,296
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	1,940	1,886
7.05%, 2/3/2031 (a)	1,140	1,220
Federal Republic of Nigeria
6.50%, 11/28/2027 (d)	3,600	3,623
8.38%, 3/24/2029 (d)	1,400	1,473
Hashemite Kingdom of Jordan
7.50%, 1/13/2029 (d)	1,500	1,575
5.85%, 7/7/2030 (d)	1,000	1,005
5.75%, 11/12/2032 (a)	2,283	2,246
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	800	796
6.88%, 12/5/2027 (d)	3,000	3,002
7.38%, 4/8/2031 (a)	800	786
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,530	2,770
Lebanese Republic 6.38%, 3/9/2020 (d) (e)	4,362	957
Republic of Angola 8.25%, 5/9/2028 (d)	2,500	2,488

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	1,551	1,568
5.75%, 12/31/2032 (d) (h)	209	207
7.63%, 1/30/2033 (a)	2,500	2,608
8.08%, 4/1/2036 (a)	2,174	2,257
Republic of Ecuador
6.90%, 7/31/2030 (d) (h)	3,400	3,307
6.90%, 7/31/2035 (a) (h)	1,500	1,281
Republic of El Salvador
8.63%, 2/28/2029 (d)	1,600	1,696
9.25%, 4/17/2030 (d)	1,150	1,236
Republic of Honduras 8.63%, 11/27/2034 (a)	1,000	1,098
Republic of Iraq 5.80%, 1/15/2028 (d)	1,542	1,537
Republic of Kenya 7.88%, 10/9/2033 (a)	1,860	1,783
Republic of Montenegro 7.25%, 3/12/2031 (a)	1,100	1,179
Republic of South Africa 7.10%, 11/19/2036 (a)	2,385	2,568
Republic of Turkiye (The) 7.13%, 2/12/2032	600	632
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,395	1,433
8.50%, 11/6/2035 (a)	1,922	2,069
Total Foreign Government Securities (Cost $64,101)		64,296
Loan Assignments — 0.3% (b) (j)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031	694	696
Beverages — 0.1%
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028	1,896	1,899
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030	1,071	1,071
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027	1,021	1,023
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032	1,046	1,049
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030	1,752	1,754
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030	537	538
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031	992	991
		3,283
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028	1,029	1,033
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028	1,177	1,061
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031	797	648
		1,709

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/22/2032	672	673
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028	685	684
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031	1,333	1,334
Software — 0.0% ^
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029	693	575
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031	985	984
		1,559
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029	1,051	1,054
Total Loan Assignments (Cost $17,452)		17,067
Municipal Bonds — 0.0% (g) (k) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $1,844)	51,060	2,123
	SHARES (000)
Common Stocks — 0.0% ^
Capital Markets — 0.0% ^
Yeoman Capital SA (Luxembourg) ‡ *	37	238
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	14	157
Media — 0.0% ^
SES SA (Luxembourg) ‡ *	15	233
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	271
Specialty Retail — 0.0% ^
Rite Aid ‡ *	1	— (f)
Total Common Stocks (Cost $455)		899
Short-Term Investments — 3.3%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (l) (m) (Cost $181,139)	181,107	181,180

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.19%, 1/8/2026 (n) (o) (Cost $10,761)	10,808	10,765
Total Short-Term Investments (Cost $191,900)		191,945
Total Investments — 99.7% (Cost $5,836,036)		5,856,637
Other Assets in Excess of Liabilities — 0.3%		15,220
NET ASSETS — 100.0%		5,871,857

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Defaulted security.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(f)	Value is zero.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2025.
(n)	The rate shown is the effective yield as of November 30, 2025.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	37	03/20/2026	USD	4,475	32
U.S. Treasury 2 Year Note	950	03/31/2026	USD	198,416	(16)
U.S. Treasury 5 Year Note	6,987	03/31/2026	USD	766,932	590
					606
Short Contracts
U.S. Treasury 10 Year Note	(1,550)	03/20/2026	USD	(175,683)	(371)
U.S. Treasury 10 Year Ultra Note	(403)	03/20/2026	USD	(46,824)	(187)
U.S. Treasury Long Bond	(399)	03/20/2026	USD	(46,858)	(365)
					(923)
					(317)

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 58,515	(3,870)	(1,047)	(4,917)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,302,129	$39,709	$1,341,838
Collateralized Mortgage Obligations	—	799,594	23,061	822,655
Commercial Mortgage-Backed Securities	—	296,935	12,725	309,660
Common Stocks
Capital Markets	—	—	238	238
Distributors	—	—	157	157
Media	—	—	233	233
Oil, Gas & Consumable Fuels	271	—	—	271
Specialty Retail	—	—	— (a)	— (a)
Total Common Stocks	271	—	628	899
Corporate Bonds
Aerospace & Defense	—	4,890	136	5,026
Automobile Components	—	7,829	—	7,829
Automobiles	—	25,386	—	25,386
Banks	—	833,371	—	833,371
Beverages	—	9,270	—	9,270
Biotechnology	—	7,683	—	7,683
Broadline Retail	—	2,150	—	2,150
Building Products	—	12,940	—	12,940
Capital Markets	—	186,342	—	186,342
Chemicals	—	12,336	—	12,336
Commercial Services & Supplies	—	8,346	—	8,346
Communications Equipment	—	1,292	—	1,292
Construction & Engineering	—	4,724	—	4,724
Construction Materials	—	584	—	584
Consumer Finance	—	86,280	—	86,280
Consumer Staples Distribution & Retail	—	4,516	— (b)	4,516
Containers & Packaging	—	17,003	—	17,003
Distributors	—	1,071	—	1,071
Diversified Consumer Services	—	1,635	—	1,635
Diversified Telecommunication Services	—	19,257	—	19,257
Electric Utilities	—	58,017	—	58,017
Electrical Equipment	—	466	—	466
Electronic Equipment, Instruments & Components	—	2,958	—	2,958
Energy Equipment & Services	—	2,643	—	2,643
Entertainment	—	2,735	—	2,735
Financial Services	—	68,039	12,389	80,428
Food Products	—	21,088	—	21,088
Gas Utilities	—	532	—	532
Ground Transportation	—	6,898	—	6,898
Health Care Equipment & Supplies	—	12,660	—	12,660
Health Care Providers & Services	—	39,333	—	39,333

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Technology	$—	$2,313	$—	$2,313
Hotel & Resort REITs	—	3,065	—	3,065
Hotels, Restaurants & Leisure	—	25,918	—	25,918
Household Durables	—	11,270	—	11,270
Household Products	—	2,586	—	2,586
Independent Power and Renewable Electricity Producers	—	10,307	—	10,307
Insurance	—	45,334	—	45,334
Interactive Media & Services	—	510	—	510
IT Services	—	547	—	547
Leisure Products	—	568	—	568
Machinery	—	4,078	—	4,078
Marine Transportation	—	1,046	—	1,046
Media	—	23,144	—	23,144
Metals & Mining	—	3,170	—	3,170
Mortgage Real Estate Investment Trusts (REITs)	—	10,438	—	10,438
Multi-Utilities	—	4,313	—	4,313
Oil, Gas & Consumable Fuels	—	86,330	—	86,330
Passenger Airlines	—	6,150	—	6,150
Personal Care Products	—	1,809	—	1,809
Pharmaceuticals	—	1,602	—	1,602
Real Estate Management & Development	—	952	—	952
Residential REITs	—	8,080	—	8,080
Semiconductors & Semiconductor Equipment	—	40,859	—	40,859
Software	—	5,393	—	5,393
Specialized REITs	—	1,562	—	1,562
Specialty Retail	—	7,662	— (a)	7,662
Technology Hardware, Storage & Peripherals	—	1,447	—	1,447
Trading Companies & Distributors	—	7,710	—	7,710
Wireless Telecommunication Services	—	2,890	—	2,890
Total Corporate Bonds	—	1,783,327	12,525	1,795,852
Foreign Government Securities	—	64,296	—	64,296
Loan Assignments	—	17,067	—	17,067
Mortgage-Backed Securities	—	487,745	—	487,745
Municipal Bonds	—	2,123	—	2,123
U.S. Treasury Obligations	—	822,557	—	822,557
Short-Term Investments
Investment Companies	181,180	—	—	181,180
U.S. Treasury Obligations	—	10,765	—	10,765
Total Short-Term Investments	181,180	10,765	—	191,945
Total Investments in Securities	$181,451	$5,586,538	$88,648	$5,856,637
Appreciation in Other Financial Instruments
Futures Contracts	$622	$—	$—	$622
Depreciation in Other Financial Instruments
Futures Contracts	$(939)	$—	$—	$(939)

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(1,047)	$—	$(1,047)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(317)	$(1,047)	$—	$(1,364)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$15,385	$—	$389	$6	$25,335	$(1,406)	$—	$—	$39,709
Collateralized Mortgage Obligations	3,059	—	321	18	27,277	(6,478)	—	(1,136)	23,061
Commercial Mortgage-Backed Securities	—	—	105	10	12,610	—	—	—	12,725
Common Stocks	525	21	147	—	453	(518)	—	—	628
Corporate Bonds	502	(551)	223	26	13,359	(1,034)	—	—	12,525
Total	$19,471	$(530)	$1,185	$60	$79,034	$(9,436)	$—	$(1,136)	$88,648

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $1,185.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$7,974	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.02%)
			Yield (Discount Rate of Cash Flows)	5.37% - 6.02% (5.85%)
Asset-Backed Securities	7,974
	23,061	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 100.00% (77.23%)
			Yield (Discount Rate of Cash Flows)	5.04% - 5.25% (5.16%)
Collateralized Mortgage Obligations	23,061
	157	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stocks	157
	136	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	—(c )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	136
Total	$31,328

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $57,320. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$104,091	$2,248,226	$2,171,159	$(3)	$25	$181,180	181,107	$6,034	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.